Unaudited Consolidated Statements of Income - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
REVENUES:
Voyage revenue (Note 19)	$ 614,712	$ 558,937
Income from investments in leaseback vessels	1,477	0
Revenues	616,189	558,937
EXPENSES:
Voyage expenses	(101,011)	(19,833)
Charter-in hire expenses (Note 2(b))	(86,961)	0
Voyage expenses-related parties (Note 3)	(6,636)	(7,740)
Vessels’ operating expenses	(130,607)	(133,351)
General and administrative expenses	(7,132)	(5,386)
General and administrative expenses – related parties (Note 3)	(4,197)	(5,699)
Management and agency fees-related parties (Note 3)	(30,061)	(21,892)
Amortization of dry-docking and special survey costs (Note 8)	(9,457)	(5,646)
Depreciation (Notes 7, 12 and 24)	(82,411)	(82,476)
Gain on sale of vessels, net (Note 7 and 12(c))	118,046	21,250
Foreign exchange gains	1,829	387
Operating income	277,591	298,551
OTHER INCOME / (EXPENSES):
Interest income	16,371	138
Interest and finance costs (Note 20)	(73,337)	(55,211)
Income / (Loss) from equity method investments (Note 10)	(1,137)	776
Other, net	3,756	1,680
Loss on derivative instruments, net (Note 22)	(6,986)	(910)
Total other expenses, net	(61,333)	(53,527)
Net income	216,258	245,024
Net loss attributable to non-controlling interest in subsidiaries (Note 16)	3,997	0
Net income attributable to Costamare Inc.	220,255	245,024
Earnings allocated to Preferred Stock (Note 18)	(15,448)	(15,448)
Net income available to Common Stockholders	$ 204,807	$ 229,576
Earnings per common share, basic and diluted (Note 18) (in dollars per share)	$ 1.67	$ 1.85
Weighted average number of shares, basic and diluted (Note 18) (in shares)	122,560,175	124,228,628